Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CHARTWELL MID CAP VALUE FUND
COMMON STOCKS - 97.1%	Shares	Value
Aerospace & defense - 4.2%
CAE, Inc.*	16,258	$335,565
L3Harris Technologies, Inc.	3,187	679,150
Banks - 5.0%
First Horizon Corp.	32,071	493,894
M&T Bank Corp.	1,657	240,994
Pinnacle Financial Partners, Inc.	5,380	462,034
Chemicals - 3.1%
FMC Corp.	11,509	733,123
Construction materials - 1.5%
Vulcan Materials Co.	1,319	359,981
Consumer finance - 3.2%
Synchrony Financial	17,874	770,727
Consumer staples distribution & retail - 2.2%
Dollar Tree, Inc.*	3,894	518,486
Containers & packaging - 2.9%
Sealed Air Corp.	18,981	706,093
Electrical equipment - 3.3%
Regal Rexnord Corp.	4,321	778,212
Electronic equipment, instruments & components - 5.4%
Keysight Technologies, Inc.*	3,640	569,223
Littelfuse, Inc.	2,961	717,599
Energy equipment & services - 1.8%
Baker Hughes Co.	13,157	440,759
Entertainment - 1.8%
Electronic Arts, Inc.	3,183	422,289
Financial services - 3.0%
Global Payments, Inc.	5,381	719,224
Food products - 4.1%
Conagra Brands, Inc.	20,449	606,108
Tyson Foods, Inc., Class A	6,501	381,804
Health care equipment & supplies - 2.0%
Hologic, Inc.*	6,183	482,027
Health care providers & services - 5.1%
Quest Diagnostics, Inc.	3,808	506,883
Tenet Healthcare Corp.*	6,740	708,441
Hotels, restaurants & leisure - 4.7%
Expedia Group, Inc.*	3,948	543,837
Restaurant Brands International, Inc.	7,173	569,895
Insurance - 5.0%
The Allstate Corp.	2,803	484,947
The Hanover Insurance Group, Inc.	5,296	721,156
IT services - 2.3%
Cognizant Technology Solutions Corp., Class A	7,571	554,879
Life sciences tools & services - 3.3%
Avantor, Inc.*	31,026	793,335
Machinery - 9.2%
Gates Industrial Corp. PLC*	55,644	985,455
Snap-on, Inc.	1,947	576,740
The Middleby Corp.*	4,067	653,933
Multi-utilities - 7.5%
Ameren Corp.	7,166	529,998
CMS Energy Corp.	9,353	564,360
Public Service Enterprise Group, Inc.	10,662	712,008
Office real estate investment trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	4,435	571,716
Oil, gas & consumable fuels - 3.3%
Chesapeake Energy Corp.	3,650	324,229
Diamondback Energy, Inc.	2,398	475,212
Real estate management & development - 2.7%
Jones Lang LaSalle, Inc.*	3,263	636,579
Residential real estate investment trusts (REITs) - 1.8%
Mid-America Apartment Communities, Inc.	3,289	432,767
Retail real estate investment trusts (REITs) - 2.3%
Brixmor Property Group, Inc.	23,859	559,494
Specialized real estate investment trusts (REITs) - 1.6%
SBA Communications Corp.	1,766	382,692
Specialty retail - 2.4%
AutoZone, Inc.*	183	576,752
Total common stocks (cost $18,363,007)		23,282,600
Total investment portfolio (cost $18,363,007) - 97.1%		23,282,600
Other assets in excess of liabilities - 2.9%		691,904
Total net assets - 100.0%		$23,974,504

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.